Other Contingent Assets, Liabilities and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Other contingent assets, liabilities and commitments
26.
Other contingent assets, liabilities and commitments

As of December 31, 2022 and 2021, the Group had no outstanding contingent assets or liabilities, except for the labor contingencies detailed in Note 25: Provisions.

As of December 31, 2022 the Group had USD 43,814 of own funds and investments held in escrow and guarantees required by processors, credit cards and merchants, included within the line item “Other assets”. In 2022, some Merchants entered into standby letters of credit with banks that required the Group to maintain collateral in such banks. In addition, this line item also includes money held in a pledge account to collateralize overdrafts and pre-settlements. Finally, it also includes guarantees issued to processors and credit cards institutions. These agreements have short-term maturities.

As of December 31, 2021 the Group’s had cash in Banks as guarantees for USD 6,330 required by Merchants under the corresponding Payment Processing Service Agreements.